	Vanguard Market Neutral Fund
	Schedule of Investments
	September 30, 2009
			Market
			Value
		Shares	($000)
	Common Stocks - Long Positions (89.0%)
	Consumer Discretionary (12.7%)
†	Walt Disney Co.	32,000	879
†	Home Depot Inc.	26,900	717
†	Ltd Brands Inc.	19,100	324
†	Coach Inc.	8,900	293
†	Gap Inc.	13,300	285
* †	priceline.com Inc.	1,600	265
†	Gannett Co. Inc.	19,100	239
†	Ross Stores Inc.	4,900	234
†	Time Warner Cable Inc.	4,600	198
†	Jarden Corp.	6,900	194
†	Phillips-Van Heusen Corp.	4,500	192
* †	DISH Network Corp. Class A	9,700	187
	Johnson Controls Inc.	7,200	184
†	RadioShack Corp.	11,100	184
†	Wyndham Worldwide Corp.	11,000	180
	Virgin Media Inc.	12,800	178
†	H&R Block Inc.	9,400	173
†	Darden Restaurants Inc.	5,000	171
†	Time Warner Inc.	5,800	167
* †	Big Lots Inc.	6,600	165
*	Aeropostale Inc.	3,700	161
	Mattel Inc.	8,600	159
†	Advance Auto Parts Inc.	4,000	157
†	MDC Holdings Inc.	4,500	156
* †	GameStop Corp. Class A	5,900	156
* †	Ford Motor Co.	21,200	153
* †	AutoZone Inc.	1,000	146
	Brinker International Inc.	9,200	145
*	Expedia Inc.	6,000	144
†	DR Horton Inc.	12,500	143
	TJX Cos. Inc.	3,700	137
*	Starbucks Corp.	6,200	128
*	Dollar Tree Inc.	2,500	122
†	Sherwin-Williams Co.	2,000	120
	Newell Rubbermaid Inc.	7,500	118
	Hasbro Inc.	3,600	100
†	WABCO Holdings Inc.	4,600	97
†	Yum! Brands Inc.	2,800	94
†	PetSmart Inc.	4,200	91
†	Whirlpool Corp.	1,200	84
*	Goodyear Tire & Rubber Co.	4,400	75
†	Family Dollar Stores Inc.	2,400	63
* †	Apollo Group Inc. Class A	700	52

* †	Federal Mogul Corp.	3,700	45
†	McGraw-Hill Cos. Inc.	1,700	43
	Aaron's Inc.	1,400	37
*	Chipotle Mexican Grill Inc. Class A	300	29
†	Meredith Corp.	800	24
	KB Home	1,300	22
†	John Wiley & Sons Inc. Class A	500	17
*	NetFlix Inc.	300	14
	Regal Entertainment Group Class A	1,000	12
* †	Warner Music Group Corp.	2,200	12
*	Panera Bread Co. Class A	200	11
			8,476
	Consumer Staples (7.6%)
†	CVS Caremark Corp.	22200	793
†	Kraft Foods Inc.	19100	502
†	ConAgra Foods Inc.	17100	371
†	Coca-Cola Enterprises Inc.	13900	297
†	Philip Morris International Inc.	4900	239
†	Sara Lee Corp.	20200	225
†	Pepsi Bottling Group Inc.	5600	204
* †	Dean Foods Co.	10300	183
†	Del Monte Foods Co.	15700	182
	Mead Johnson Nutrition Co. Class A	4000	180
* †	Dr Pepper Snapple Group Inc.	6267	180
†	Alberto-Culver Co. Class B	6300	174
†	Estee Lauder Cos. Inc. Class A	4400	163
†	Archer-Daniels-Midland Co.	5500	161
	Safeway Inc.	8100	160
†	Clorox Co.	2600	153
†	Tyson Foods Inc. Class A	10700	135
* †	BJ's Wholesale Club Inc.	3600	130
	Avon Products Inc.	3800	129
* †	Ralcorp Holdings Inc.	2200	129
†	Kroger Co.	5800	120
*	Energizer Holdings Inc.	1600	106
†	Hershey Co.	2000	78
	General Mills Inc.	700	45
	Lorillard Inc.	300	22
†	Wal-Mart Stores Inc.	300	15
			5,076
	Energy (4.9%)
†	Chevron Corp.	10,700	754
* †	Oil States International Inc.	5,600	197
* †	Pride International Inc.	6,300	192
†	ENSCO International Inc.	4,300	183
* †	Oceaneering International Inc.	3,100	176
†	Consol Energy Inc.	3,900	176
†	Peabody Energy Corp.	4,600	171
†	Overseas Shipholding Group Inc.	4,500	168
	Rowan Cos. Inc.	7,100	164

* †	SEACOR Holdings Inc.	2,000	163
*	Newfield Exploration Co.	3,600	153
	Diamond Offshore Drilling Inc.	1,600	153
	Frontier Oil Corp.	10,900	152
†	Helmerich & Payne Inc.	3,700	146
	El Paso Corp.	13,400	138
	Apache Corp.	700	64
*	Dresser-Rand Group Inc.	1,300	40
	Tidewater Inc.	500	23
†	Teekay Corp.	800	17
	Exxon Mobil Corp.	200	14
* †	Seahawk Drilling Inc.	446	14
	Tesoro Corp./Texas	900	13
			3,271
	Financials (13.8%)
†	Goldman Sachs Group Inc.	6,400	1,180
†	JPMorgan Chase & Co.	21,300	933
†	Wells Fargo & Co.	24,400	688
†	Travelers Cos. Inc.	9,500	468
†	US Bancorp	19,100	417
	Bank of America Corp.	22,700	384
	Prudential Financial Inc.	6,900	344
†	Unum Group	13,600	292
	BlackRock Inc.	1,200	260
†	Ameriprise Financial Inc.	6,400	233
* †	TD Ameritrade Holding Corp.	11,300	222
	Loews Corp.	5,700	195
†	Chubb Corp.	3,600	181
†	Aflac Inc.	4,200	180
†	PartnerRe Ltd.	2,300	177
†	Bank of Hawaii Corp.	4,200	174
* †	Progressive Corp.	10,400	172
†	American Financial Group Inc./OH	6,700	171
	Endurance Specialty Holdings Ltd.	4,700	171
†	Torchmark Corp.	3,900	169
	BOK Financial Corp.	3,600	167
†	New York Community Bancorp Inc.	14,500	166
†	Federated Investors Inc. Class B	6,200	163
†	State Street Corp.	3,100	163
	Franklin Resources Inc.	1,600	161
†	Northern Trust Corp.	2,700	157
	Allstate Corp.	4,900	150
†	Hudson City Bancorp Inc.	11,400	150
†	Bank of New York Mellon Corp.	4,900	142
†	BB&T Corp.	4,900	133
†	Moody's Corp.	6,500	133
†	Allied World Assurance Co. Holdings Ltd.	2,400	115
	Everest Re Group Ltd.	1,200	105
	Bancorpsouth Inc.	3,000	73
*	Jefferies Group Inc.	2,400	65

	Aspen Insurance Holdings Ltd.	2,400	64
*	MBIA Inc.	6,400	50
	Capitol Federal Financial	900	30
†	Cullen/Frost Bankers Inc.	500	26
†	Axis Capital Holdings Ltd.	800	24
			9,248
	Health Care (13.8%)
* †	Amgen Inc.	13,900	837
* †	Express Scripts Inc.	8,000	621
	Eli Lilly & Co.	16,700	552
	UnitedHealth Group Inc.	20,800	521
*	WellPoint Inc.	8,400	398
* †	Biogen Idec Inc.	7,500	379
* †	Forest Laboratories Inc.	12,800	377
* †	Mylan Inc./PA	22,600	362
	Merck & Co. Inc./NJ	10,000	316
	McKesson Corp.	5,000	298
†	Pfizer Inc.	17,700	293
*	Boston Scientific Corp.	27,400	290
* †	Watson Pharmaceuticals Inc.	6,800	249
†	Bristol-Myers Squibb Co.	9,300	209
* †	Lincare Holdings Inc.	6,100	191
†	IMS Health Inc.	12,400	190
* †	DaVita Inc.	3,300	187
†	Cooper Cos. Inc.	6,200	184
†	AmerisourceBergen Corp. Class A	8,000	179
* †	Health Management Associates Inc. Class A	23,300	174
* †	Community Health Systems Inc.	5,400	172
* †	Mettler-Toledo International Inc.	1,900	172
*	Valeant Pharmaceuticals International	6,000	168
*	Kinetic Concepts Inc.	4,500	166
* †	Millipore Corp.	2,300	162
†	Quest Diagnostics Inc./DE	3,100	162
*	Tenet Healthcare Corp.	27,300	161
* †	LifePoint Hospitals Inc.	5,900	160
	Universal Health Services Inc. Class B	2,500	155
	CIGNA Corp.	4,800	135
*	Dendreon Corp.	4,800	134
*	Humana Inc.	3,300	123
*	Warner Chilcott PLC Class A	5,400	117
†	Omnicare Inc.	4,100	92
*	Cephalon Inc.	1,500	87
*	Hologic Inc.	4,700	77
*	Hospira Inc.	1,400	62
*	Coventry Health Care Inc.	2,900	58
* †	Endo Pharmaceuticals Holdings Inc.	1,600	36
*	ResMed Inc.	300	14
†	Techne Corp.	200	13
*	Laboratory Corp. of America Holdings	200	13
			9,246

	Industrials (10.9%)
†	Raytheon Co.	17,300	830
†	L-3 Communications Holdings Inc.	7,200	578
†	General Dynamics Corp.	7,100	459
†	Northrop Grumman Corp.	8,700	450
†	Goodrich Corp.	7,400	402
†	Dover Corp.	9,100	353
†	Joy Global Inc.	4,000	196
†	Flowserve Corp.	1,900	187
†	Pitney Bowes Inc.	7,300	181
†	Lockheed Martin Corp.	2,300	180
†	Equifax Inc.	6,000	175
†	Waste Management Inc.	5,800	173
	Hubbell Inc. Class B	3,900	164
†	United Parcel Service Inc. Class B	2,900	164
	Carlisle Cos. Inc.	4,800	163
†	CH Robinson Worldwide Inc.	2,800	162
*	General Cable Corp.	4,100	161
*	Hertz Global Holdings Inc.	14,700	159
†	Union Pacific Corp.	2,700	158
†	ITT Corp.	3,000	156
†	Brink's Co.	5,700	153
†	Fluor Corp.	3,000	153
†	Dun & Bradstreet Corp.	2,000	151
*	Iron Mountain Inc.	5,500	147
	Burlington Northern Santa Fe Corp.	1,800	144
	Lennox International Inc.	3,900	141
*	Navistar International Corp.	3,700	138
†	Ryder System Inc.	3,500	137
	Masco Corp.	9,800	127
	Manpower Inc.	2,200	125
	RR Donnelley & Sons Co.	5,000	106
* †	Kirby Corp.	2,600	96
†	Norfolk Southern Corp.	2,100	91
	Avery Dennison Corp.	2,200	79
†	Copa Holdings SA Class A	1,300	58
* †	URS Corp.	600	26
*	Thomas & Betts Corp.	700	21
			7,344
	Information Technology (15.9%)
†	Hewlett-Packard Co.	24,800	1,171
†	Microsoft Corp.	31,600	818
* †	Computer Sciences Corp.	12,700	669
* †	Google Inc. Class A	1,040	516
* †	eBay Inc.	19,400	458
†	CA Inc.	18,900	416
* †	Marvell Technology Group Ltd.	20,200	327
†	Harris Corp.	8,500	320
* †	Micron Technology Inc.	33,000	271
* †	Amdocs Ltd.	7,000	188

* †	QLogic Corp.	10,800	186
* †	Sohu.com Inc.	2,700	186
* †	Tellabs Inc.	26,600	184
†	Diebold Inc.	5,500	181
†	Xilinx Inc.	7,600	178
* †	Teradata Corp.	6,400	176
* †	Tech Data Corp.	4,200	175
* †	Hewitt Associates Inc. Class A	4,800	175
*	Intuit Inc.	6,100	174
* †	Accenture PLC Class A	4,600	171
* †	NCR Corp.	12,300	170
* †	Broadcom Corp. Class A	5,500	169
* †	Cisco Systems Inc.	7,200	169
* †	Genpact Ltd.	13,700	169
*	Western Digital Corp.	4,600	168
†	International Business Machines Corp.	1,400	167
†	Broadridge Financial Solutions Inc.	8,300	167
* †	Compuware Corp.	22,600	166
* †	SAIC Inc.	9,000	158
	Analog Devices Inc.	5,600	154
†	Oracle Corp.	7,200	150
* †	Dolby Laboratories Inc. Class A	3,900	149
* †	Ingram Micro Inc.	8,600	145
*	LSI Corp.	26,100	143
*	SanDisk Corp.	6,300	137
*	BMC Software Inc.	3,600	135
* †	Synopsys Inc.	5,500	123
*	Avnet Inc.	4,500	117
	Maxim Integrated Products Inc.	6,300	114
*	Electronic Arts Inc.	5,800	110
†	Seagate Technology	7,200	110
*	Cognizant Technology Solutions Corp. Class A	2,700	104
* †	Affiliated Computer Services Inc. Class A	1,800	98
* †	Alliance Data Systems Corp.	1,600	98
*	VeriSign Inc.	3,800	90
*	NeuStar Inc. Class A	4,000	90
*	Brocade Communications Systems Inc.	9,000	71
* †	FLIR Systems Inc.	1,700	48
*	Sybase Inc.	1,100	43
*	NetApp Inc.	600	16
*	PMC - Sierra Inc.	1,400	13
*	Cypress Semiconductor Corp.	1,100	11
	Lender Processing Services Inc.	300	11
	Motorola Inc.	400	3
			10,726
	Materials (5.2%)
†	EI Du Pont de Nemours & Co.	19,500	627
†	Lubrizol Corp.	4,600	329
†	Eastman Chemical Co.	4,600	246
†	FMC Corp.	3,400	191

* †	Pactiv Corp.	6,500	169
†	Ball Corp.	3,400	167
†	Newmont Mining Corp.	3,700	163
†	Celanese Corp. Class A	6,300	158
	Praxair Inc.	1,900	155
†	Bemis Co. Inc.	5,900	153
	Freeport-McMoRan Copper & Gold Inc.	2,200	151
	PPG Industries Inc.	2,300	134
	Walter Energy Inc.	2,200	132
*	Crown Holdings Inc.	4,800	131
*	Owens-Illinois Inc.	3,300	122
	Sonoco Products Co.	3,500	96
	Temple-Inland Inc.	5,800	95
	MeadWestvaco Corp.	3,400	76
	International Paper Co.	2,800	62
†	Greif Inc. Class A	600	33
			3,390
	Telecommunication Services (0.8%)
†	Qwest Communications International Inc.	43,600	166
†	Windstream Corp.	14,800	150
†	CenturyTel Inc.	4,100	138
	Telephone & Data Systems Inc.	3,000	93
* †	Sprint Nextel Corp.	12,800	51
			598

	Utilities (3.4%)
†	NiSource Inc.	18,800	261
* †	AES Corp.	11,800	175
†	Atmos Energy Corp.	6,100	172
*	NRG Energy Inc.	5,900	166
†	CMS Energy Corp.	12,100	162
	Public Service Enterprise Group Inc.	5,000	157
†	FirstEnergy Corp.	3,400	155
* †	Mirant Corp.	9,400	154
†	UGI Corp.	6,100	153
†	Exelon Corp.	3,000	149
	FPL Group Inc.	2,300	127
	Ameren Corp.	4,200	106
	Oneok Inc.	2,400	88
	Northeast Utilities	3,400	81
	MDU Resources Group Inc.	3,600	75
	NSTAR	1,800	57
	AGL Resources Inc.	1,000	35
	DTE Energy Co.	200	7
			2,280

	Total Common Stocks - Long Positions
	(Cost $53,049)		59,655

Common Stocks Sold Short (-83.8%)
Consumer Discretionary (-10.3%)
McDonald's Corp.	(15,000)	(856)
* Liberty Media Corp. - Entertainment Class A	(14,500)	(451)
Marriott International Inc./DE Class A	(7,063)	(195)
American Eagle Outfitters Inc.	(11,400)	(192)
Harman International Industries Inc.	(5,600)	(190)
* Interpublic Group of Cos. Inc.	(24,300)	(183)
Staples Inc.	(7,800)	(181)
* Urban Outfitters Inc.	(6,000)	(181)
Walt Disney Co.	(6,400)	(176)
Fortune Brands Inc.	(4,100)	(176)
* Morningstar Inc.	(3,600)	(175)
Williams-Sonoma Inc.	(8,600)	(174)
* Bed Bath & Beyond Inc.	(4,600)	(173)
Best Buy Co. Inc.	(4,600)	(172)
Abercrombie & Fitch Co.	(5,100)	(168)
* Dick's Sporting Goods Inc.	(7,500)	(168)
International Speedway Corp. Class A	(6,100)	(168)
Target Corp.	(3,600)	(168)
* LKQ Corp.	(8,900)	(165)
* GameStop Corp. Class A	(6,200)	(164)
Black & Decker Corp.	(3,300)	(153)
* O'Reilly Automotive Inc.	(4,200)	(152)
International Game Technology	(7,000)	(150)
* Scientific Games Corp. Class A	(9,200)	(146)
* Toll Brothers Inc.	(7,400)	(144)
Washington Post Co. Class B	(300)	(140)
BorgWarner Inc.	(4,500)	(136)
* Boyd Gaming Corp.	(11,700)	(128)
McGraw-Hill Cos. Inc.	(5,000)	(126)
CBS Corp. Class B	(9,100)	(110)
Garmin Ltd.	(2,800)	(106)
* Mohawk Industries Inc.	(2,200)	(105)
Starwood Hotels & Resorts Worldwide Inc.	(3,100)	(102)
DeVry Inc.	(1,700)	(94)
Harley-Davidson Inc.	(4,000)	(92)
* Las Vegas Sands Corp.	(5,200)	(88)
* Brink's Home Security Holdings Inc.	(2,600)	(80)
* Wynn Resorts Ltd.	(1,100)	(78)
* ITT Educational Services Inc.	(700)	(77)
Tim Hortons Inc.	(2,500)	(71)
* Clear Channel Outdoor Holdings Inc. Class A	(9,800)	(69)
Polo Ralph Lauren Corp. Class A	(500)	(38)
* Liberty Media Corp. - Capital	(1,100)	(23)
* Goodyear Tire & Rubber Co.	(600)	(10)
		(6,894)
Consumer Staples (-4.4%)
Procter & Gamble Co.	(8,000)	(463)
Kroger Co.	(10,800)	(223)

* NBTY Inc.	(4,600)	(182)
* Hansen Natural Corp.	(4,900)	(180)
Coca-Cola Co.	(3,300)	(177)
Flowers Foods Inc.	(6,500)	(171)
JM Smucker Co.	(3,200)	(170)
Estee Lauder Cos. Inc. Class A	(4,400)	(163)
McCormick & Co. Inc./MD	(4,700)	(160)
Altria Group Inc.	(8,900)	(159)
PepsiCo Inc./NC	(2,700)	(158)
Corn Products International Inc.	(5,400)	(154)
Church & Dwight Co. Inc.	(2,700)	(153)
SUPERVALU Inc.	(9,900)	(149)
Walgreen Co.	(3,300)	(124)
Costco Wholesale Corp.	(900)	(51)
Bunge Ltd.	(800)	(50)
Brown-Forman Corp. Class B	(900)	(43)
* Ralcorp Holdings Inc.	(200)	(12)
		(2,942)
Energy (-10.2%)
Exxon Mobil Corp.	(14,200)	(974)
Schlumberger Ltd.	(15,700)	(936)
Occidental Petroleum Corp.	(10,400)	(815)
Spectra Energy Corp.	(21,100)	(400)
Range Resources Corp.	(7,300)	(360)
ConocoPhillips	(7,600)	(343)
EOG Resources Inc.	(3,800)	(317)
Smith International Inc.	(9,600)	(276)
* Ultra Petroleum Corp.	(4,400)	(215)
Peabody Energy Corp.	(5,700)	(212)
Pioneer Natural Resources Co.	(5,500)	(200)
St Mary Land & Exploration Co.	(6,100)	(198)
* Whiting Petroleum Corp.	(3,400)	(196)
Halliburton Co.	(7,100)	(193)
Noble Energy Inc.	(2,800)	(185)
* CNX Gas Corp.	(5,800)	(178)
* PetroHawk Energy Corp.	(7,100)	(172)
Sunoco Inc.	(5,800)	(165)
Cabot Oil & Gas Corp.	(4,600)	(164)
Hess Corp.	(3,000)	(160)
Murphy Oil Corp.	(2,200)	(127)
* SandRidge Energy Inc.	(7,500)	(97)
		(6,883)
Financials (-11.4%)
American Express Co.	(20,400)	(692)
MetLife Inc.	(14,400)	(548)
Morgan Stanley	(17,700)	(547)
CME Group Inc.	(1,500)	(462)
Charles Schwab Corp.	(14,500)	(278)
* Leucadia National Corp.	(10,600)	(262)
Legg Mason Inc.	(8,100)	(251)

* IntercontinentalExchange Inc.	(2,300)	(224)
* Progressive Corp.	(12,100)	(201)
* Markel Corp.	(600)	(198)
Invesco Ltd.	(8,200)	(187)
T Rowe Price Group Inc.	(4,000)	(183)
Ameriprise Financial Inc.	(5,000)	(182)
Lazard Ltd. Class A	(4,300)	(178)
Old Republic International Corp.	(14,500)	(177)
Whitney Holding Corp./LA	(18,400)	(176)
Comerica Inc.	(5,900)	(175)
* CNA Financial Corp.	(7,200)	(174)
* SLM Corp.	(19,900)	(174)
Wesco Financial Corp.	(530)	(173)
Keycorp	(25,600)	(166)
Marsh & McLennan Cos. Inc.	(6,700)	(166)
Fidelity National Financial Inc. Class A	(10,900)	(164)
American National Insurance Co.	(1,900)	(162)
Mercury General Corp.	(4,300)	(156)
Lincoln National Corp.	(5,200)	(135)
People's United Financial Inc.	(8,400)	(131)
Capital One Financial Corp.	(3,300)	(118)
CapitalSource Inc.	(25,900)	(112)
Discover Financial Services	(5,600)	(91)
Arthur J Gallagher & Co.	(3,500)	(85)
Zions Bancorporation	(4,700)	(84)
Och-Ziff Capital Management Group LLC Class A	(6,200)	(75)
Commerce Bancshares Inc./Kansas City MO	(1,900)	(71)
XL Capital Ltd. Class A	(4,000)	(70)
SunTrust Banks Inc.	(2,800)	(63)
Eaton Vance Corp.	(1,900)	(53)
Erie Indemnity Co. Class A	(1,300)	(49)
Genworth Financial Inc. Class A	(4,000)	(48)
Regions Financial Corp.	(6,700)	(42)
Janus Capital Group Inc.	(2,600)	(37)
Huntington Bancshares Inc./OH	(6,800)	(32)
Washington Federal Inc.	(1,200)	(20)
Brown & Brown Inc.	(900)	(17)
Synovus Financial Corp.	(4,300)	(16)
Wilmington Trust Corp.	(1,000)	(14)
		(7,619)
Health Care (-11.2%)
Abbott Laboratories	(18,500)	(915)
* Celgene Corp.	(12,100)	(676)
* Gilead Sciences Inc.	(12,800)	(596)
Stryker Corp.	(9,400)	(427)
* Genzyme Corp.	(7,300)	(414)
* Intuitive Surgical Inc.	(1,500)	(393)
* Vertex Pharmaceuticals Inc.	(7,200)	(273)
* Covance Inc.	(4,700)	(255)
* Zimmer Holdings Inc.	(3,600)	(192)

* BioMarin Pharmaceutical Inc.	(10,400)	(188)
* Abraxis Bioscience Inc.	(5,000)	(182)
* Gen-Probe Inc.	(4,200)	(174)
DENTSPLY International Inc.	(5,000)	(173)
* King Pharmaceuticals Inc.	(15,900)	(171)
* OSI Pharmaceuticals Inc.	(4,800)	(169)
* VCA Antech Inc.	(6,300)	(169)
* St Jude Medical Inc.	(4,300)	(168)
* Patterson Cos. Inc.	(6,000)	(164)
* Health Net Inc.	(10,400)	(160)
Allergan Inc./United States	(2,800)	(159)
Medtronic Inc.	(4,300)	(158)
* Boston Scientific Corp.	(14,600)	(155)
Cardinal Health Inc.	(5,300)	(142)
* Illumina Inc.	(3,100)	(132)
* Amylin Pharmaceuticals Inc.	(8,300)	(114)
* Coventry Health Care Inc.	(5,700)	(114)
PerkinElmer Inc.	(5,100)	(98)
* Varian Medical Systems Inc.	(2,100)	(88)
* Edwards Lifesciences Corp.	(1,100)	(77)
* Alexion Pharmaceuticals Inc.	(1,600)	(71)
* Millipore Corp.	(1,000)	(70)
* United Therapeutics Corp.	(1,400)	(69)
* Express Scripts Inc.	(800)	(62)
* CareFusion Corp.	(2,650)	-58
* Myriad Genetics Inc.	(2,100)	(58)
		(7,484)
Industrials (-11.0%)
Caterpillar Inc.	(11,900)	(611)
United Parcel Service Inc. Class B	(9,000)	(508)
Illinois Tool Works Inc.	(10,700)	(457)
Eaton Corp.	(7,800)	(441)
Robert Half International Inc.	(10,700)	(268)
* Terex Corp.	(9,700)	(201)
Southwest Airlines Co.	(19,600)	(188)
* BE Aerospace Inc.	(9,300)	(187)
Cintas Corp.	(6,100)	(185)
Boeing Co.	(3,400)	(184)
Graco Inc.	(6,600)	(184)
FedEx Corp.	(2,400)	(181)
Kennametal Inc.	(7,300)	(180)
Alexander & Baldwin Inc.	(5,500)	(176)
Danaher Corp.	(2,600)	(175)
* Kansas City Southern	(6,600)	(175)
* McDermott International Inc.	(6,800)	(172)
Republic Services Inc. Class A	(6,400)	(170)
IDEX Corp.	(6,000)	(168)
Landstar System Inc.	(4,400)	(167)
* Waste Connections Inc.	(5,800)	(167)
Emerson Electric Co.	(4,000)	(160)

* Monster Worldwide Inc.	(9,000)	(157)
* Covanta Holding Corp.	(8,600)	(146)
* Continental Airlines Inc. Class B	(8,800)	(145)
* FTI Consulting Inc.	(3,300)	(141)
* AGCO Corp.	(4,900)	(135)
Parker Hannifin Corp.	(2,600)	(135)
Textron Inc.	(7,000)	(133)
Manitowoc Co. Inc.	(12,400)	(117)
Avery Dennison Corp.	(2,800)	(101)
Rockwell Automation Inc./DE	(2,300)	(98)
* Stericycle Inc.	(2,000)	(97)
Expeditors International of Washington Inc.	(2,600)	(91)
Joy Global Inc.	(1,800)	(88)
Fastenal Co.	(2,200)	(85)
Roper Industries Inc.	(1,500)	(76)
* Quanta Services Inc.	(3,300)	(73)
Dun & Bradstreet Corp.	(900)	(68)
Pall Corp.	(1,900)	(61)
* Jacobs Engineering Group Inc.	(1,000)	(46)
* Copart Inc.	(900)	(30)
Stanley Works	(600)	(26)
		(7,354)
Information Technology (-11.3%)
QUALCOMM Inc.	(23,500)	(1057)
Visa Inc. Class A	(6,300)	(435)
* Adobe Systems Inc.	(13,000)	(430)
Applied Materials Inc.	(19,600)	(263)
Western Union Co.	(12,300)	(233)
* Cadence Design Systems Inc.	(26,500)	(195)
* Ciena Corp.	(12,000)	(195)
Kla-Tencor Corp.	(5,400)	(194)
Molex Inc.	(9,200)	(192)
* Salesforce.com Inc.	(3,300)	(188)
* Itron Inc.	(2,900)	(186)
* Citrix Systems Inc.	(4,700)	(184)
* Agilent Technologies Inc.	(6,600)	(184)
* Activision Blizzard Inc.	(14,700)	(182)
Global Payments Inc.	(3,900)	(182)
* Lam Research Corp.	(5,300)	(181)
National Instruments Corp.	(6,400)	(177)
* Yahoo! Inc.	(9,800)	(175)
* eBay Inc.	(7,300)	(172)
* ANSYS Inc.	(4,600)	(172)
* Autodesk Inc.	(7,100)	(169)
Paychex Inc.	(5,800)	(168)
* EchoStar Corp. Class A	(9,000)	(166)
* Dell Inc.	(10,900)	(166)
* Intuit Inc.	(5,600)	(160)
* Juniper Networks Inc.	(5,900)	(159)
* Trimble Navigation Ltd.	(6,500)	(155)

* Electronic Arts Inc.	(7,800)	(149)
Corning Inc.	(9,600)	(147)
* Nvidia Corp.	(9,400)	(141)
* FLIR Systems Inc.	(4,500)	(126)
Amphenol Corp. Class A	(3,000)	(113)
Linear Technology Corp.	(4,100)	(113)
* Flextronics International Ltd.	(12,900)	(96)
* Red Hat Inc.	(3,100)	(86)
* MEMC Electronic Materials Inc.	(4,800)	(80)
Microchip Technology Inc.	(3,000)	(80)
* Novellus Systems Inc.	(3,300)	(69)
* McAfee Inc.	(800)	(35)
* Varian Semiconductor Equipment Associates Inc.	(700)	(23)
		(7,578)
Materials (-7.2%)
Freeport-McMoRan Copper & Gold Inc.	(13,100)	(899)
Monsanto Co.	(10,400)	(805)
Alcoa Inc.	(37,300)	(489)
Weyerhaeuser Co.	(9,200)	(337)
Mosaic Co.	(6,700)	(322)
Martin Marietta Materials Inc.	(2,500)	(230)
PPG Industries Inc.	(3,100)	(180)
Nucor Corp.	(3,700)	(174)
Air Products & Chemicals Inc.	(2,200)	(171)
Packaging Corp. of America	(8,400)	(171)
Dow Chemical Co.	(6,300)	(164)
Vulcan Materials Co.	(2,800)	(151)
* Intrepid Potash Inc.	(5,400)	(127)
Commercial Metals Co.	(6,400)	(115)
Reliance Steel & Aluminum Co.	(2,700)	(115)
United States Steel Corp.	(2,500)	(111)
Sigma-Aldrich Corp.	(2,000)	(108)
Southern Copper Corp.	(3,100)	(95)
Allegheny Technologies Inc.	(2,300)	(80)
Steel Dynamics Inc.	(700)	(11)
		(4,855)

Telecommunication Services (-1.9%)
* American Tower Corp. Class A	(9,100)	(331)
AT&T Inc.	(10,800)	(292)
Telephone & Data Systems Inc.	(5,800)	(180)
* SBA Communications Corp. Class A	(6,300)	(170)
* Leap Wireless International Inc.	(7,800)	(152)
* Crown Castle International Corp.	(4,600)	(144)
		(1,269)
Utilities (-4.9%)
Exelon Corp.	(9,500)	(471)
EQT Corp.	(8,500)	(362)
FPL Group Inc.	(6,000)	(331)
* Dynegy Inc. Class A	(72,100)	(184)

	Questar Corp.	(4,700)	(177)
	Integrys Energy Group Inc.	(4,800)	(172)
	Alliant Energy Corp.	(6,000)	(167)
	Southern Co.	(5,200)	(165)
	Pinnacle West Capital Corp.	(5,000)	(164)
	MDU Resources Group Inc.	(7,800)	(163)
	Consolidated Edison Inc.	(3,900)	(160)
	Allegheny Energy Inc.	(6,000)	(159)
	Wisconsin Energy Corp.	(3,100)	(140)
	Energen Corp.	(2,900)	(125)
	ITC Holdings Corp.	(2,500)	(114)
	Centerpoint Energy Inc.	(8,800)	(109)
*	RRI Energy Inc.	(11,100)	(79)
	Westar Energy Inc.	(2,700)	(53)
			(3,295)

	Total Common Stocks Sold Short
	(Proceeds $49,361)		(56,173)

	Temporary Cash Investment (16.2%)

1	Vanguard Market Liquidity Fund, 0.267%
	(Cost $10,862)	10,861,969	10,862

†	Other Assets and Liabilities -Net (78.6%)		52,685
	Net Assets (100%)		67,029

*  Non-income-producing security.

†   Long security positions with a value of $40,888,000 and cash of $56,374,000 have been segregated in connection with securities sold short.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities:Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2009, the cost of long security positions for tax purposes was $66,005,000. Net unrealized appreciation of long security positions for tax purposes was $4,512,000, consisting of unrealized gains of $8,244,000 on securities that had risen in value since their purchase and $3,732,000 in unrealized losses on securities that had fallen in value since their purchase.Tax-basis net unrealized depreciation on securities sold short was $7,460,000 consisting of unrealized gains of $1,719,000 on securities that had fallen in value since their sale and $9,179,000 in unrealized losses on securities that had risen in value since their sale.

Short Sales:Short Sales are the sales of securities that the fund does not own.The fund may sell a security it does not own in anticipation of a decline in the value of that security.In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer.The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short.The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Various inputs may be used to determine the value of the fund's investments.These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.